Segment Information - Summary of Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 589,844		$ 174,819		$ 934,824	$ 324,405	$ 768,353	$ 547,679
Cost of revenues, excluding depreciation, depletion and amortization	340,600		126,708		573,199	245,014	570,122	432,570
Adjusted EBITDA for reportable segments	210,568		34,070		302,044	51,759	134,688	72,797
Depreciation, depletion and amortization	(64,064)		(34,904)		(108,280)	(70,365)	(140,687)	(150,662)
Capital expenditures							87,400	48,037
Interest expense, net	(13,451)		(6,187)		(22,723)	(12,222)	(25,788)	(23,276)
Income tax (provision) benefit	(4,112)		283		(4,864)	308	186	(582)
(Gain) loss on disposal of assets, net	(2,143)		(1,868)		(1,989)	(4,075)	(9,777)	(8,447)
Loss on extinguishment of debt	(8,822)				(17,095)		(515)
Litigation accrual	(4,000)				(4,000)
Stock compensation expense	(1,455)				(1,455)
Stock compensation expense related to deemed contributions	(38,849)				(38,849)
Bad debt expense, net of recoveries					(5)	(83)	1,164	(2,778)
Loss on foreign currency transactions	58				46		(249)
Reorganization costs					(55)		(2,060)
Acquisition related expenses	(4,063)				(17,082)
Unrealized gain on investments, net	426				8,526
Severance charges							(500)
Supply commitment charges								(5,600)
Net income (loss)	70,093	$ 24,126	(8,606)	$ (25,989)	94,219	(34,595)	(43,538)	(118,548)
Reportable Segments
Segment Reporting Information [Line Items]
Revenues	644,300		192,510		1,024,869	356,459	848,958	594,719
Cost of revenues, excluding depreciation, depletion and amortization							650,727	479,610
Adjusted EBITDA for reportable segments							134,688	72,797
Reportable Segments | Stimulation Services Segment
Segment Reporting Information [Line Items]
Revenues	576,556		168,506		912,711	312,209	745,373	538,282
Cost of revenues, excluding depreciation, depletion and amortization							570,828	433,122
Adjusted EBITDA for reportable segments	196,088		30,475		269,657	43,428	122,634	68,787
Depreciation, depletion and amortization							128,004	138,122
Capital expenditures							82,545	46,371
Reportable Segments | Manufacturing Segment
Segment Reporting Information [Line Items]
Revenues	34,854		16,223		66,860	30,880	76,360	46,222
Cost of revenues, excluding depreciation, depletion and amortization							65,849	40,424
Adjusted EBITDA for reportable segments	9,360		349		19,382	2,679	1,382	1,325
Depreciation, depletion and amortization							3,788	2,796
Capital expenditures							3,500	1,661
Reportable Segments | Proppant Production Segment
Segment Reporting Information [Line Items]
Revenues	17,531		7,781		29,939	13,370	27,225	10,215
Cost of revenues, excluding depreciation, depletion and amortization							14,050	6,064
Adjusted EBITDA for reportable segments	12,574		3,246		20,459	5,652	10,672	2,685
Depreciation, depletion and amortization							8,895	9,744
Capital expenditures							1,355	5
Reportable Segments | Other Segments [Member]
Segment Reporting Information [Line Items]
Revenues	15,359				15,359
Adjusted EBITDA for reportable segments	(7,454)				(7,454)
Eliminations
Segment Reporting Information [Line Items]
Revenues	$ (54,456)		$ (17,691)		$ (90,045)	$ (32,054)	(80,605)	(47,040)
Cost of revenues, excluding depreciation, depletion and amortization							$ (80,605)	$ (47,040)